Supplemental Cash Flow Disclosures	12 Months Ended
Jan. 31, 2020
Nature of Operations and Going Concern
15. Supplemental Cash Flow Disclosures

	January 31, 2020 $	January 31, 2019 $
Components of cash:
Cash	2,681,704	74,800
Cash – restricted	600,000	–
	3,281,704	74,800

	January 31, 2020 $	January 31, 2019 $
Supplemental disclosures:
Interest paid	415,964	473,849
Income tax paid	–	–
Non-cash investing and financing activities:
Common shares issued/issuable for services	185,129	673,435
Common shares issued for settlement of accounts payable	338,064	–
Common shares issued for loan origination fees	20,000	–
Common shares issued for conversion of debentures	261,821	–
Common shares issued for intangible assets	–	7,480,000
Common shares issued as share issue costs	1,996,000	–
Units issued for settlement of convertible debentures	–	1,668,226
Warrants issued for finder’s fee	1,001,565	174,813
Beneficial conversion feature related to convertible debentures	–	185,753